Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Accrued bonus	1,319,259	2,068,692	266,320
Accrued commission	-	75,713	9,747
Accrued employee benefits	-	99,512	12,811
Accrued legal and professional fee	168,000	-	-
Accrued network and data services	-	146,857	18,906
Accrued others	295,006	130,069	16,745
Total accrued expenses and other payables	1,782,265	2,520,843	324,529